DEPOSITS (Detail Textuals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Total deposits from officers and directors	$ 1,100,000	$ 1,000,000
Deposit accounts with balances	186,300,000	175,800,000
Intercompany accounts	14,800,000	12,900,000
Standard maximum deposit insurance amount	$ 250,000